General_Noncontrolling interests (Details) - KRW (₩) ₩ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Woori Investment Bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests	₩ 125,809		₩ 119,111
Net income attributable to non-controlling interests	5,912	₩ 5,072
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests	66,004		64,877
Net income attributable to non-controlling interests	4,508	5,048
Dividends to non-controlling interests	2,082	1,513
Wealth Development Bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests	16,391		₩ 16,778
Net income attributable to non-controlling interests	₩ (1)	₩ 515